SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of shares outstanding	The following table summarizes Selina's Ordinary Shares outstanding as of October 27, 2022 (Effective Time):

	Shares	%
BOA	6,703,999	6.9%
Existing Selina Shareholders (post subdivision)	82,261,678	85.3%
PIPE Shares & Payables Settlement Shares	7,125,000	7.4%
BCA Bridge Loan Warrants	375,000	0.4%
Total Selina Ordinary Shares outstanding at closing	96,465,677	100.0%
SHARE CAPITAL

	Issued and outstanding
	December 31,
	2022	2021
	(In thousands of US$)
Ordinary shares of $0.01 each	—	4
Series A shares of $0.01 each	—	156
Series B shares of $0.01 each	—	44
Series C shares of $0.01 each	—	32
Ordinary shares of $0.005064 each (after Redesignation and Subdivision)	488	—
	488	236